Basis of Presentation and Summary of Significant Accounting Policies (Tables)	5 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Basis of Presentation and Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of basic and diluted net income (loss) per common share
	For the Three Months Ended June 30, 2021	For the Period From January 25, 2021 (Inception) Through June 30, 2021
Class A common stock
Numerator: Income allocable to Class A common stock
Income from investments held in Trust Account	$7,459	$7,459
Less: Company’s portion available to be withdrawn to pay taxes	(7,459)	(7,459)
Net income attributable to Class A common stock	$—	$—
Denominator: Weighted average Class A common stock
Basic and diluted weighted average shares outstanding, Class A common stock	55,200,000	55,200,000
Basic and diluted net income per share, Class A common stock	$0.00	$0.00

Class B common stock
Numerator: Net loss minus net income allocable to Class A common stock
Net income (loss)	$(31,803,898)	$(31,840,315)
Net income allocable to Class A common stock	—	—
Net loss attributable to Class B common stock	$(31,803,898)	$(31,840,315)
Denominator: Weighted average Class B common stock
Basic and diluted weighted average shares outstanding, Class B common stock	13,641,758	13,016,327
Basic and diluted net loss per share, Class B common stock	$(2.33)	$(2.45)

EQRx, INC. [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of consolidated statement of cash flows
	December 31,
	2020	2019
Cash and cash equivalents	$489,682	$18,478
Restricted cash	633	844
Total cash and restricted cash	$490,315	$19,322

Schedule of fair value recurring basis and level of inputs used in such measurements
	December 31, 2020
	Amortized Costs	Gross Unrealized Gain	Gross Unrealized Loss	Aggregate Fair Value	Fair Value Level
Financial assets
Cash equivalents:
Money market funds	361,087	—	—	361,087	Level 1
Commercial bonds (due within 90 days)	32,059	—	—	32,059	Level 2
Commercial paper (due within 90 days)	94,536	—	—	94,536	Level 2
Total financial assets	$487,682	$—	$—	$487,682
	December 31, 2019
	Amortized Costs	Gross Unrealized Gain	Gross Unrealized Loss	Aggregate Fair Value	Fair Value Level
Financial liabilities
Convertible promissory notes	$25,882	$—	$—	$25,882	Level 2
Total financial liabilities	$25,882	$—	$—	$25,882